497(e)
                                                                      333-134304

MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUSES FOR:

INCENTIVE LIFE LEGACY(R)
INCENTIVE LIFE LEGACY(R) II
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent Prospectus that you received for your MONY Life Insurance Company of America variable life insurance policy listed above, and in any supplements to that Prospectus (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on March 31, 2011, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


                     MONY LIFE INSURANCE COMPANY OF AMERICA
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


   Copyright 2010 MONY Life Insurance Company of America. All rights reserved.


  Incentive Life Legacy(R) and Incentive Life Legacy(R) II are issued by MONY
                        Life Insurance Company of America
    and are registered service marks of AXA Equitable Life Insurance Company.

GIO 01 (8/10)                                                 Cat #137727 (8/10)
IF/NB SAR                                                                 x03243

MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 25, 2010 TO THE CURRENT PROSPECTUSES FOR


o INCENTIVE LIFE LEGACY(R)
o INCENTIVE LIFE LEGACY(R) II

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy please, note the following changes described below.


A. CHANGES TO CERTAIN PORTFOLIOS OF EQ ADVISORS TRUST AND AXA PREMIER VIP TRUST

   PORTFOLIO SUB-ADVISER CHANGES

     Effective August 1, 2010, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain as sub-advisers to the Multimanager Mid Cap Value Portfolio. Accordingly, all references to AXA Rosenberg are hereby deleted from the Prospectus.

     AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


B. INVESTMENT OBJECTIVE CHANGES FOR THE AXA TACTICAL MANAGER PORTFOLIOS

   Effective August 1, 2010, in the table under "Portfolios of the Trusts" the investment objectives for the AXA Tactical Manager portfolios have been deleted in their entirety and replaced with the following:


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME           OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
2000-I                   over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
400-I                    over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
500-I                    over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------


EVM-118 (8/10)                                                   145404 (8/10)
MLOA/IL Legacy/IL Legacy II NB/IF (SAR)                                 x03264

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME           OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER     Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility
International-I          over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50
                         Index, FTSE 100 Index and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------

C. CHANGES TO THE DISTRIBUTION OF THE POLICIES

   Effective August 1, 2010, in "Distribution of the policies" under "More information about other matters" the tenth paragraph is deleted in its entirety and replaced with the following:

   The Distributors receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

   MONY America and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. MONY America and its affiliates may receive the following types of payments:

     12B-1 FEES. MONY America indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

     ADMINISTRATIVE SERVICES FEES. MONY America also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to MONY America range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.


INCENTIVE LIFE LEGACY(R) AND INCENTIVE LIFE LEGACY(R) II ARE ISSUED BY MONY
                       LIFE INSURANCE COMPANY OF AMERICA
AND INCENTIVE LIFE LEGACY(R) AND INCENTIVE LIFE LEGACY(R) II ARE REGISTERED
                               SERVICE MARKS OF
             AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC, 1290
                  AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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